April 11,2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  Merrill Lynch Variable Series Funds, Inc.
	      Post-Effective Amendment No. 34 to the
	      Registration Statement on Form N-1A
	      (Securities Act File No. 2-74452
	      Investment Company Act File No. 811-3290)

Ladies and Gentlemen:

           Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch
        Variable Series Funds, Inc.(the "Company") hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective
       Amendment No. 34 to the Company's Registration
       Statement on Form N-1A, constituting the most recent amendment to the Company's Registration Statement on Form N-1A; and

   (2) the text of Post-Effective Amendment No.34 to the Company's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
       Commission on April 4, 2000.

				     Very truly yours,

	            Merrill Lynch Variable Series Funds, Inc.

		         By:       Allan J. Oster /s/
		               _________________________
			             Allan J. Oster
			               Secretary